Jefferies Asset Management Commodity Strategy Allocation Fund
FINANCIAL INVESTORS TRUST
Jefferies Asset Management Commodity Strategy Allocation Fund
(the “Fund”)
Class A, Class C and Class I Shares
SUPPLEMENT DATED APRIL 20, 2012 TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND,
DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME
Effective April 16, 2012, the name of the Fund’s investment sub-adviser changed from Jefferies Asset Management, LLC to CoreCommodity Management, LLC. Accordingly, all references to Jefferies Asset Management, LLC in the prospectuses and statement of additional information are hereby deleted and replaced with CoreCommodity Management, LLC.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2012
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
Jefferies Asset Management Commodity Strategy Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock
FINANCIAL INVESTORS TRUST
Jefferies Asset Management Commodity Strategy Allocation Fund
(the “Fund”)
Class A, Class C and Class I Shares
SUPPLEMENT DATED APRIL 20, 2012 TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND,
DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME
Effective April 16, 2012, the name of the Fund’s investment sub-adviser changed from Jefferies Asset Management, LLC to CoreCommodity Management, LLC. Accordingly, all references to Jefferies Asset Management, LLC in the prospectuses and statement of additional information are hereby deleted and replaced with CoreCommodity Management, LLC.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE